UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22565

Center Coast Core MLP Fund I, LLC

(Exact name of registrant as specified in charter)

c/o Registered Fund Solutions, LLC
125 Maiden Lane
New York, NY 10038

(Address of principal executive offices) (Zip code)

Victor Fontana
125 Maiden Lane
New York, NY 10038

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 240-9721

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Center Coast Core MLP Fund I, LLC
SCHEDULE OF INVESTMENTS - As of August 31, 2011
(Unaudited)

Number of Shares		Value

	MASTER LIMITED PARTNERSHIP SHARES - 97.4%
	Diversified - 29.0%
3,985	Enbridge Energy Partners LP	$113,572
1,977	Kinder Morgan Management LLC	119,629
2,776	ONEOK Partners LP	120,645
1,414	Williams Partners LP	76,611
		430,457

	Gathers & Processors - 10.6%
1,487	Crestwood Midstream Partners LP	38,008
1,076	Martin Midstream Partners LP	38,219
1,146	Targa Resources Partners LP	39,308
1,131	Western Gas Partners LP	41,078
		156,613

	Natural Gas/NGL - 26.2%
1,390	Boardwalk Pipeline Partners LP	34,889
3,421	El Paso Pipeline Partners LP	125,858
1,832	PAA Natural Gas Storage LP	33,141
2,684	Spectra Energy Partners LP	77,970
2,668	TC Pipelines LP	116,325
		388,183

	Refined/Crude Oil - 31.6%
1,243	Buckeye Partners LP	78,284
2,827	Duncan Energy Partners LP	120,204
676	Magellan Midstream Partners LP	40,540
1,243	NuStar Energy LP	73,586
1,272	Plains All American Pipeline LP	77,121
924	Sunoco Logistics Partners LP	79,233
		468,968

	Total Master Limited Partnership Shares
	(Cost $1,506,496)	1,444,221

Center Coast Core MLP Fund I, LLC
SCHEDULE OF INVESTMENTS - As of August 31, 2011
(Unaudited)

Principal
Amount		Value
	Short-Term Investment - 0.5%
$8,115	UMB Money Market Fiduciary, 0.01%1	$8,115
	Total Short-Term Investment	8,115
	(Cost $8,115)

	Total Investments - 97.9%
	(Cost $1,514,611)	1,452,336
	Other Assets in excess of Liabilities - 2.1%	31,223
	Total Net Assets - 100%	$1,483,559

1	The rate quoted is the annualized seven-day yield of the Fund at the period end.
LLC - Limited Liability Company
LP - Limited Partnership

Sector as of 8/31/11
Sector Breakdown	% of Total Net Assets
Diversified	29.0%
Refined/Cruide Oil	31.6%
Natural Gas/NGL	26.2%
Gathers & Processors	10.6%
Total Master Limited Partnerships	97.4%
Short-Term Investment	0.5%
Other Assets in excess of Liabilities	2.1%
Total	100.0%

See accompanying Notes to Schedule of Investments

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund’s assets carried at fair value:

Investments	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3* (Unobservable Inputs)	Total
Master Limited Partnerships1	$1,444,221	$-	$-	$1,444,221
Short-Term Investments	8,115	-	-	8,115
Total	$1,452,336	$-	$-	$1,452,336

1
All Master Limited Partnerships held in the Fund are Level 1 securities. For a detailed break‐out of Master Limited Partnerships by major industry classification please refer to the Schedule of Investments.

*	The Fund did not hold any level 2 & 3 securities as of August 31, 2011.

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant's  principal executive and principal financial officers, or  persons  performing  similar  functions,  have  concluded  that the registrant's  disclosure  controls and  procedures  (as defined in Rule 30a-3(c)  under the  Investment  Company Act of 1940,  as amended  (the "1940 Act") (17 CFR 270.30a-3(c)))  are effective,  as of a date within 90 days of the filing date of the report that  includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures  required by Rule  30a-3(b)  under the 1940 Act (17 CFR 270.30a-3(b))  and Rules  13a-15(b) or 15d-15(b)  under the  Securities Exchange   Act  of  1934,   as  amended   (17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b)      There  were  no  changes  in the  registrant's  internal  control  over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR  270.30a-3(d))  that occurred during the  registrant's  last fiscal quarter that have  materially  affected,  or are  reasonably  likely to materially  affect,  the  registrant's  internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Center Coast Core MLP Fund I, LLC

By (Signature and Title)*		/s/ Dan C. Tutcher
Dan C. Tutcher, President
(Principal Executive Officer)
Date	October 20, 2011

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Dan C. Tutcher
Dan C. Tutcher, President
(Principal Executive Officer)
Date	October 20, 2011

By (Signature and Title)*		/s/ Richard Finch
Richard Finch, Treasurer
(Principal Financial Officer)
Date	October 20, 2011

* Print the name and title of each signing officer under his or her signature.